Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

15.Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	Rights to
	land and		Technical
	buildings		equipment	Office	Assets
	and leasehold		and	and other	under
In € thousand	improvements	Vehicles	machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2023	22,887	139	19,520	9,683	2,887	55,116
Additions	5,060	14	15,185	1,026	16,984	38,269
Disposals	(795)	(20)	(3,646)	(5,725)	—	(10,186)
Transfers	819	—	458	38	(1,315)	—
Indexation impact	1,256	—	—	—	—	1,256
Foreign exchange	—	—	—	7	—	7
December 31, 2023	29,227	133	31,517	5,029	18,556	84,462
Accumulated depreciation:
January 1, 2023	9,080	52	3,877	5,408	—	18,417
Depreciation	4,675	30	4,024	1,627	—	10,356
Disposals	(795)	(20)	(3,646)	(5,725)	—	(10,186)
Impairment	104	6	1,359	414	—	1,883
Foreign exchange	—	—	—	1	—	1
December 31, 2023	13,064	68	5,614	1,725	—	20,471
Carrying amount:
December 31, 2022	13,807	87	15,643	4,275	2,887	36,699
December 31, 2023	16,163	65	25,903	3,304	18,556	63,991

	Rights to
	land and		Technical
	buildings		equipment	Office	Assets
	and leasehold		and	and other	under
In € thousand	improvements	Vehicles	machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2022	19,903	166	10,738	8,243	2,611	41,661
Additions	2,366	67	6,328	1,519	2,894	13,174
Disposals	—	(94)	(12)	(95)	—	(201)
Transfers	130	—	2,466	22	(2,618)	—
Indexation impact	488	—	—	—	—	488
Foreign exchange	—	—	—	(6)	—	(6)
December 31, 2022	22,887	139	19,520	9,683	2,887	55,116
Accumulated depreciation:
January 1, 2022	5,438	82	1,669	3,862	—	11,051
Depreciation	3,642	64	2,168	1,617	—	7,491
Disposals	—	(94)	(12)	(68)	—	(174)
Impairment	—	—	52	—	—	52
Foreign exchange	—	—	—	(3)	—	(3)
December 31, 2022	9,080	52	3,877	5,408	—	18,417
Carrying amount:
December 31, 2021	14,465	84	9,069	4,381	2,611	30,610
December 31, 2022	13,807	87	15,643	4,275	2,887	36,699

In 2023, 2022 and 2021 all depreciation was recognized in the profit or loss in each given year.

Property, plant and equipment includes right-of-use assets for an amount of €11,275 thousand as of December 31, 2023 (December 31, 2022: €10,499 thousand). For further information refer to note 16. The transfers from assets under construction mainly relate to leasehold improvements and equipment which are required for construction of the Lilium Jet. There are no security pledges.

The Group test for impairment on an annual basis. During the year, an impairment loss of €1,883 thousand (2022: €52 thousand and 2021: nil) relating to assets that were obsolete and in the process of being disposed of was recognized in the consolidated statement of operations.

Property, plant and equipment is distributed among geographical areas as follows:

In € thousand	12/31/2023	12/31/2022
Property, plant and equipment
Germany	39,757	26,063
Spain	12,012	5
Rest of the World	947	132
Right-of-use assets
Germany	11,083	10,033
Spain	192	466
Total	63,991	36,699